Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of value of key assumptions used to calculate the aggregate impairment loss recognised (Detail) - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Decrease in enterprise value to sales multiple by ten percentage [member]
Disclosure of value of key assumptions used to calculate the aggregate impairment loss recognised [line items]
Impairment Charge	₨ 14,618.6	₨ 9,120.3